EQUITY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Jul. 16, 2024	Mar. 16, 2023	Mar. 29, 2021	Jun. 22, 2020	Mar. 15, 2020	Jul. 31, 2024	Feb. 29, 2020	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 20, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares authorized								300,000,000				300,000,000		300,000,000	300,000,000
Common stock par value, per share								$ 0.001				$ 0.001		$ 0.001	$ 0.001
Aggregate purchase price								$ 9,818				$ 9,818
Options grant during the period												760,500		986,000	479,000
Weighted average exercise price												$ 4.76		$ 3.15	$ 4.50
Underlying value of ordinary shares														$ 3
Expected volatility minimum														88.00%
Expected volatility maximum														90.00%
Term of the options (years)												7 years		7 years
Risk-free interest rate minimum														3.93%
Risk-free interest rate maximum														4.47%
Compensation expense								$ 537	$ 371			$ 1,500	$ 1,056	$ 1,664	$ 1,638
Fair value of the grant												$ 3,692
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from sale of stock	$ 10,300
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized														260,000
Share-Based Payment Arrangement, Option [Member] | Prof Goldwasser [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized														150,000	45,000
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price														$ 2.37
Stock option award cost not yet recognized														$ 1,930
Stock option award weighted average period														1 year 4 months 17 days
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options grant during the period														25,000
Fair value of the grant														$ 75
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value														$ 70
Estimated average period														1 year 1 month 24 days
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Underlying value of ordinary shares								$ 5.55				$ 5.55
Exercise price ($)								4.5				4.5		$ 3
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Underlying value of ordinary shares								5.70				5.70
Exercise price ($)								$ 4.8				$ 4.8		$ 4.5
2020 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options grant during the period												91,000		986,000	479,000
Stock option vested term														7 years
2020 Share Incentive Plan [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock option vested term														3 years
2020 Share Incentive Plan [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock option vested term														4 years
Two Thousand And Twenty Four Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options grant during the period												669,500
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	2,144,583							2,145,000				2,145,000
Purchase price per share	$ 4.80
Aggregate purchase price								$ 3				$ 3
Stock Purchase Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		3,294,117
Purchase price per share		$ 4.25
Aggregate purchase price		$ 14,000
Stock Purchase Agreements [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value, per share		$ 0.001
Stock Purchase Agreements [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price		$ 5.50
Board of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares authorized																225,000,000
Common stock par value, per share																$ 0.001
Board of Directors [Member] | 2020 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options grant during the period					64,099	850,000				1,000,000	777,778
Investment C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			2,469,156
Investors C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock			$ 20,000
Exercise price			$ 10.35
Warrants and rights outstanding, maturity date			Mar. 31, 2026
Common stock percent			135.00%
Sale of stock, description			Each such unit consisted of (i) one share of the Company’s common stock and (ii) one warrant to purchase one share of the Company’s common stock with an exercise price of $10.35 per share.
Employees, Consultants, Directors and Other Service Providers [Member] | 2020 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options grant during the period				401,950			580,890
Employees, Consultants, Directors and Other Service Providers [Member] | Two Thousand And Twenty Four Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options grant during the period							234,484
Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized														225,000	400,000
Employee and Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Compensation expense														$ 1,664	$ 1,638